United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-07309

                      (Investment Company Act File Number)


                   Federated Total Return Government Bond Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 2/28/07


                 Date of Reporting Period: Quarter ended 5/31/06







Item 1.     Schedule of Investments




FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   U.S. TREASURY--55.8%
                   U.S. TREASURY BONDS-14.1%
  $    325,000     12.000%, 8/15/2013                                                                                $       371,951
     2,200,000     11.250%, 2/15/2015                                                                                      3,134,988
     5,500,000   1 7.250%, 5/15/2016 - 8/15/2022                                                                           6,448,467
     2,050,000     8.750%, 5/15/2017                                                                                       2,645,263
     1,000,000     8.125%, 5/15/2021                                                                                       1,282,220
     4,000,000     7.125%, 2/15/2023                                                                                       4,764,422
    19,500,000   1 6.250%, 8/15/2023 - 5/15/2030                                                                          21,536,628
     1,500,000     7.500%, 11/15/2024                                                                                      1,869,968
     6,500,000   1 6.875%, 8/15/2025                                                                                       7,659,190
     6,598,000   1 5.375%, 2/15/2031                                                                                       6,655,240
                      TOTAL                                                                                               56,368,337
                   U.S. TREASURY NOTES-41.7%
     3,800,000   1 5.500%, 2/15/2008 - 5/15/2009                                                                           3,845,349
     8,300,000     2.625%, 5/15/2008                                                                                       7,928,963
     5,000,000     3.125%, 9/15/2008                                                                                       4,794,775
    17,500,000   1 4.375%, 11/15/2008 - 8/15/2012                                                                         17,007,305
    15,100,000   1 4.750%, 11/15/2008 - 5/15/2014                                                                         14,903,686
    31,500,000   1 4.500%, 2/15/2009 - 2/15/2016                                                                          30,474,512
    23,609,000   1 4.875%, 5/15/2009 - 2/15/2012                                                                          23,426,758
     2,000,000     6.000%, 8/15/2009                                                                                       2,056,272
     5,000,000   1 3.875%, 5/15/2010                                                                                       4,794,079
    45,400,000   1 4.250%, 10/15/2010 - 8/15/2015                                                                         43,210,516
     9,000,000     4.000%, 2/15/2014                                                                                       8,359,363
     6,000,000     5.125%, 5/15/2016                                                                                       5,998,125
                      TOTAL                                                                                              166,799,703
                      TOTAL U.S. TREASURY (IDENTIFIED COST $226,863,635)                                                 223,168,040
                   GOVERNMENT AGENCIES--21.8%
                   FEDERAL HOME LOAN BANK SYSTEM--9.0%
     7,000,000     7.250%, 2/15/2007                                                                                       7,082,873
    16,000,000     4.625%, 2/1/2008                                                                                       15,797,763
     3,000,000     6.730%, 6/22/2009                                                                                       3,108,959
       900,000     6.500%, 11/13/2009                                                                                        929,323
     1,300,000     7.375%, 2/12/2010                                                                                       1,381,475
     4,450,000     7.625%, 5/14/2010                                                                                       4,783,572
     2,500,000     6.875%, 8/13/2010                                                                                       2,626,740
                      TOTAL                                                                                               35,710,705
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--7.1%
    21,000,000     5.000%, 9/17/2007 - 7/23/2008                                                                          20,881,757
     5,000,000     4.625%, 2/21/2008                                                                                       4,942,362
        70,000     6.750%, 9/15/2029                                                                                          80,104
     3,000,000     5.625%, 11/23/2035                                                                                      2,771,152
                      TOTAL                                                                                               28,675,375
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.3%
    21,300,000     5.000%, 9/14/2007                                                                                      21,184,995
                   FEDERAL AGRICULTURAL MORTGAGE ASSOCIATION--0.4%
     1,700,000     8.070%, 4/16/2007                                                                                       1,737,224
                      TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $87,006,217)                                             87,308,299
                   MORTGAGE BACKED SECURITIES--5.1%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--3.5%
     9,976,464     5.000%, 2/1/2036 - 4/1/2036                                                                             9,345,988
     4,980,463     5.500%, 3/1/2036                                                                                        4,796,954
                      TOTAL                                                                                               14,142,942
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.2%
        33,048     7.500%, 6/1/2012                                                                                           34,061
     4,749,717     6.000%, 6/1/2035                                                                                        4,690,931
                      TOTAL                                                                                                4,724,992
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-0.4%
       114,330     7.500%, 10/15/2026 - 10/15/2027                                                                           120,027
       700,840     7.000%, 8/15/2027                                                                                         729,667
        94,501     8.000%, 10/15/2027                                                                                         98,909
       449,952     6.500%, 10/15/2031                                                                                        459,740
                      TOTAL                                                                                                1,408,343
                      TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $20,643,863)                                      20,276,277
                   COLLATERALIZED MORTGAGE OBLIGATIONS--2.6%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC--2.6%
    11,076,000     REMIC 2939 DK, 5.500%, 2/15/2030                                                                       10,510,402
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--0.0%
        35,671     REMIC 1988-16 B, 9.500%, 6/25/2018                                                                         38,414
        14,452     REMIC 1989-35 G, 9.500%, 7/25/2019                                                                         15,730
                      TOTAL                                                                                                   54,144
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,295,806)                             10,564,546
                   ADJUSTABLE RATE MORTGAGES--12.9%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION ARM--8.7%
     6,628,285     ARM, 5.028%, 3/1/2035                                                                                   6,523,360
     9,169,895     ARM, 5.298%, 11/1/2035                                                                                  9,114,483
    10,329,860     ARM, 5.241%, 12/1/2035                                                                                 10,252,822
     8,698,334     ARM, 5.343%, 12/1/2035                                                                                  8,659,315
                      TOTAL                                                                                               34,549,980
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION ARM-4.2%
    14,278,745     ARM, 5.500%, 4/1/2033 - 11/1/2035                                                                      14,270,585
     2,499,807     ARM, 5.470%, 5/1/2036                                                                                   2,496,908
                      TOTAL                                                                                               16,767,493
                      TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $51,518,049)                                       51,317,473
                   REPURCHASE AGREEMENTS-41.3%
    13,828,000     Interest in $3,100,000,000 joint repurchase agreement 5.050%, dated 5/31/2006, under which UBS         13,828,000
                   Securities LLC, will repurchase U.S. Government Agency securities with various maturities to
                   5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067.
    75,000,000     Interest in $1,700,000,000 joint repurchase agreement 5.04%, dated 5/31/2006 under which               75,000,000
                   Barclays Capital., will repurchase U.S. Government Agency securities with various maturities to 3/17/2021 for $1,700,238,000 on 6/1/2006. The market value of the underlying securities at the end of the period was $1,734,000,467 (purchased with proceeds from securities lending collateral).
    76,659,000     Interest in $2,000,000,000 joint repurchase agreement 5.04%, dated 5/31/2006 under which               76,659,000
                   Societe Generale, London., will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,000,280,000 on 6/1/2006. The market value of the underlying securities at the end of the period was $2,050,357,288 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              165,487,000
                      TOTAL INVESTMENTS-139.5%                                                                           558,121,635
                       (IDENTIFIED COST $562,814,570 )2
                      OTHER ASSETS AND LIABILITIES---NET---(39.5)%                                                     (157,945,519)
                      TOTAL NET ASSETS---100%                                                                        $   400,176,116


     1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

          MARKET VALUE OF SECURITIES LOANED      MARKET VALUE OF COLLATERAL
          $145,500,121                           $151,659,000

     2 The cost of investments for federal tax purposes amounts to $562,814,570. The net unrealized depreciation of investments on a federal tax basis amounts to $4,692,935. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,488,213, and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,181,148.



Note:        The categories of investments are shown as a percentage of total net assets at May 31, 2006.

INVESTMENT VALUATION
The Trust generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, the prices furnished by the independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 REMIC --Real Estate Mortgage Investment Conduit





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Government Bond Fund

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        July 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        July 25, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        July 25, 2006